Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows Used in Operating Activities
Net (loss) income	$ (30,984)	$ (32,785)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Unit-based compensation	910	815
Change in fair value of embedded derivative liability	(766)	65
Non-cash interest expense on notes payable	455	104
Equity method investment gain	632	63
Write off acquired in-process R&D	0	13,850
Other, net	232	305
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(230)	(231)
Due from related parties	12	218
Accounts payable	9	(143)
Accrued employee benefits	3,181	553
Accrued expenses	1,230	285
Other current and other liabilities	(155)	(7)
Other assets	(218)	0
Net Cash Used in Operating Activities	(19,476)	(9,950)
Cash Flows Used in Investing Activities
Purchase of shares in equity method investees	(2,000)	0
Contributions to equity method investees	(130)	(205)
Distributions from equity method investee	0	1,688
Loans to equity method investee	(2,600)	0
Acquisition of property, plant and equipment	(645)	0
Proceeds received related to PCT stock sale	708	0
Net Cash Used in Investing Activities	(4,667)	1,483
Cash Flows Provided by Financing Activities
Proceeds from issuance of capital, net of issuance costs	16,009	12,891
Proceeds from the issuance of units to NCI	337	313
Payment of debts	(65)	(4,037)
Receipt of Capital from Class I Unitholder	130	205
Distributions to Class I Unitholder	0	(1,688)
Distribution to Unitholders	(241)	0
Net Cash Provided by Financing Activities	19,174	11,672
Net Decrease in Cash, Cash Equivalents and Restricted Cash	(4,969)	3,205
Cash, Cash Equivalents and Restricted Cash Beginning of period	7,544	4,339
Cash, Cash Equivalents and Restricted Cash End of period	2,575	7,544
Supplemental Cash Flow Information
Cash paid for interest	297	547
Supplemental Disclosure of Noncash Financing Information
Accretion of redeemable units to redemption value	5,366	7,134
Realized gain on investments distributed to Class PCTA Unitholders	0	13,359
Transfer of obligation from derivative liability to due to related party after option executed	0	1,431
In-kind contribution of PCT common stock in exchange for Class B-1 Preferred Units	0	3,323
Debt discount and embedded derivative upon issuance	1,119	1,576
Recognition of right of use asset and corresponding lease liability	730	368
Distribution of investments to former warrant holders	0	719
Creation of liability to former warrant holders	0	105
Related party
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Net (loss) gain on investments	(232)	(238)
Cash Flows Provided by Financing Activities
Proceeds from convertible notes payable	1,004	4,000
Payment of debts		(12)
Supplemental Disclosure of Noncash Financing Information
Issuance of Class Preferred B Units to extinguish convertible notes payable	504	0
Nonrelated party
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Net (loss) gain on investments	6,448	7,196
Cash Flows Provided by Financing Activities
Proceeds from convertible notes payable	2,000	0
Supplemental Disclosure of Noncash Financing Information
Issuance of Class Preferred B Units to extinguish convertible notes payable	$ 806	$ 1,602